Commitment and Contingencies - Additional Information (Detail) ft² in Thousands, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018 ft²	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($) ft²	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($) ft²	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)
Operating Leased Assets [Line Items]
Operating lease expiration date	Dec. 31, 2021
Operating lease, option to extend	An option to extend the lease term on all leased space for one additional five-year term.
Lessee, Operating Lease, Existence of Option to Extend	true
Operating lease, option to extend lease term	5 years
Operating lease, remaining lease term		4 years		4 years				36 months
Operating lease, estimated discount rate								8.50%
Operating lease right-to-use liability		$ 1,520		$ 1,520				$ 2,300
Operating lease, right-of-use asset		1,250		1,250				1,700
Previously capitalized tenant improvement allowance and deferred rent								$ 600
Rent expense		100	$ 100	300	$ 200	$ 489	$ 389
Operating lease, cash payments		200	$ 100	400	$ 200
2019(Six months remaining)		700		700
2020		1,600		1,600		887
2021		1,700		1,700		914
2022		1,700		1,700
2023		900		900
Security deposits		$ 73		$ 73		$ 73	$ 38
Additional office and laboratory space included in amendment of existing lease | ft²	9,302		9,302		9,302
Lease Maturity Extension
Operating Leased Assets [Line Items]
Operating lease, estimated discount rate		8.50%		8.50%
Operating lease right-to-use liability		$ 500		$ 500
Operating lease, right-of-use asset		500		500
Write-off of lease liabilities		900		900
Write-off of right of use assets		600		600
Deffered gain		300		300
Lease Maturity Extension | Unamortized Capitalized Tenant Improvement Allowance and Deferred Rent
Operating Leased Assets [Line Items]
Operating lease, right-of-use asset		$ 300		$ 300